TAXATION - Disclosure Of Reconciliation To UK Taxation Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Implied tax charge at 25% (2023:25%; 2022: 28%)	$ 418	$ 16	$ 132
Increase (decrease) due to:
Expenses not tax deductible	21	90	83
Share of associates and joint ventures' profit	(39)	(52)	(45)
Tax rate differentials and withholding taxes	145	63	31
Exchange variations and translation adjustments	28	(17)	0
Top-up tax - Pillar Two	6	0	0
Tax exempt operations:
Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	1	25	3
Restructuring costs	0	79	4
Argentinian inflationary impact allowances	(32)	4	0
Adjustment in respect of prior years	7	(7)	36
Income tax expense	$ 623	$ 285	$ 221
Applicable tax rate	25.00%	25.00%	28.00%
Ghana
Current year tax losses (expense) not recognised:
Current year tax losses (expense) not recognised:	$ 28	$ 22	$ (64)
UK
Current year tax losses (expense) not recognised:
Current year tax losses (expense) not recognised:	34	26	24
North America
Current year tax losses (expense) not recognised:
Current year tax losses (expense) not recognised:	33	38	22
South Africa
Current year tax losses (expense) not recognised:
Current year tax losses (expense) not recognised:	0	3	20
Siguiri
Tax exempt operations:
Tax exempt operations:	(30)	(6)	(27)
Egypt
Tax exempt operations:
Tax exempt operations:	(16)	0	0
Other
Tax exempt operations:
Other	$ 19	$ 1	$ 2